Claims Payable	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Claims Payable

10.	Claims Payable

$’000
Balance at January 1, 2020	—
Claims Expense	24,146
Claims Paid	(21,137)
Adjustment, net	881

Balance at December 31, 2020	3,890

Balance at January 1, 2021	3,890
Claims Expense	59,948
Claims Paid	(48,443)
Adjustment, net	(502)

Balance at June 30, 2021	14,893